Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes

Note 7 - Income Taxes

Tax Receivable Agreement Liability

In conjunction with the BCA, the Company also entered into a TRA with Seller and Holdings. Pursuant to the TRA, the Company is required to pay the Seller 85% of the amount of savings, if any, in United States federal, state, local and foreign income tax that the Company actually realizes as a result of (A) tax basis adjustments resulting from taxable exchanges of Class B common units of Holdings and Class V common stock of the Company acquired by the Company in exchange for Class A common stock of the Company and (B) tax deductions in respect of portions of certain payments made under the TRA. All such payments to the Seller are the obligations of the Company. As of March 31, 2022, there have been no exchanges of Class B common units of Holdings and Class V common stock of the Company for Class A common stock of the Company. The estimation of liability under the TRA is by its nature imprecise and subject to significant assumptions regarding the amount and timing of future taxable income.

As of March 31, 2022, the Company has recorded a full valuation allowance against its net deferred tax assets as the realizability of the tax benefit is not at the more likely than not threshold. Since the benefit has not been recorded, the Company has determined that the TRA liability is not probable and therefore no TRA liability exists as of March 31, 2022.

Note 11 - Income Taxes

The Company is subject to federal and state income taxes with respect to its allocable share of any taxable income or loss of Andina Holdings, LLC, which includes operations of Stryve Foods, LLC, as well as any standalone income or loss the Company generates. Andina Holdings, LLC is treated as a partnership for federal income tax purposes, and for most applicable state and local income tax purposes, and generally does not pay income taxes in most jurisdictions. Instead, Andina Holdings, LLC taxable income or loss is passed through to its members, including the Company. Despite its partnership treatment, Andina Holdings, LLC is liable for income taxes in those states not recognizing its pass-through status and for certain of its subsidiaries not taxed as pass-through entities. Prior to the BCA, the loss at Stryve Foods, LLC was passed through to it’s members and therefore recorded no tax provision in prior periods. As a result, the disclosures below reflect only the period ending December 31, 2021.

The components of income (loss) before income taxes, which includes the pre and post IPO periods during the year ended December 31, 2021, were as follows:

December 31,
2021
Domestic	$(31,959,650)
Foreign	-
Income before income taxes and NCI	$(31,959,650)

Significant components of income tax expense (benefit) were as follows:

December 31,
2021
Current income taxes:
Federal	$-
State	30,272
Foreign	-
Total current income taxes	$30,272
Deferred income taxes:
Federal	$-
State	-
Foreign	-
Total deferred income taxes	$-
Other tax expense (benefit)
Income tax expense (benefit)	$30,272

A reconciliation of income taxes computed at the U.S. federal statutory income tax rate of 21% to income tax (expense) benefit was as follows:

December 31,
2021
U.S. federal income taxes at statutory rate	$(6,711,527)
State and local income tax, net of federal benefit	$30,272
Permanent tax adjustments	$-
Pre-IPO Income	$3,677,549
Noncontrolling interest	$1,700,704
FMV of Warrant	$(53,088)
Remeasurement of TRA	$-
Change in valuation allowance	$1,386,362
Other	$-
Income tax expense (benefit)	$30,272

The tax effect of temporary differences that gave rise to significant components of deferred tax assets and liabilities consisted of the following at December 31, 2021:

December 31,
2021
Deferred Tax Assets
Investment in partnership	$6,877,827
Net Operating Loss	1,575,425
163(j)	160,527
Deferred Tax Assets	$8,613,779
Valuation Allowance	(8,613,779)
Net deferred tax asset	$-
Deferred Tax Liabilities
Other	(67,223)
Deferred Tax Liabilities	(67,223)
Net deferred tax asset/ (liability)	$(67,223)

On March 27, 2020, the U.S. federal government enacted the Coronavirus Aid, Relief and Economic Security Act (the CARES Act) and on December 27, 2020 enacted the Consolidated Appropriations Act, 2021, neither of which had a material impact on the Company’s provision for income taxes.

Valuation Allowance

The Company recorded a valuation allowance of $8.6 million at December 31, 2021. In determining the need for a valuation allowance, the Company assessed the available positive and negative evidence to estimate whether future taxable income would be generated to permit use of the existing deferred tax assets (“DTA’s”). As of December 31, 2021, a significant piece of objective negative evidence evaluated was the three-year cumulative loss before taxes. Such objective evidence limits the ability to consider other subjective evidence, such as projections for future growth. The Company determined that there is uncertainty regarding the utilization of certain DTAs such as the investment in Andina Holdings, LLC, federal and state operating losses and state net operating losses, and the interest expense limitation. Therefore, a valuation allowance has been recorded against the DTAs for which it is more-likely-than-not they will not be realized. The amount of DTA considered realizable, however, could be adjusted if estimates of future taxable income during the carryforward period are reduced or increased or if objective negative evidence in the form of cumulative losses is no longer present and additional weight is given to subjective evidence such as projections for growth.

Management has established a 100% valuation allowance against the deferred tax assets as management does not believe it is more likely than not that these assets will be realized. The Company’s valuation allowance increased by approximately $8.6 million in 2021.

December 31,
2021
Beginning balance	$-
Charged to costs and expenses	1,386,362
Charged to equity	7,227,417
Ending balance	$8,613,779

Upon audit, tax authorities may challenge all or part of a tax position. A tax position successfully challenged by a taxing authority could result in an adjustment to our provision for income taxes in the period in which a final determination is made. The Company did not maintain any unrecognized tax benefits as of December 31, 2021.

Net Operating Loss Carryforwards

The Company has tax net operating loss (NOL) carryforwards related to its US federal and state operations of approximately $6.5 million as of December 31, 2021. The federal NOLs are carried forward indefinitely and the state NOLs will expire between 2036 and 2041.

The Company is subject to taxation in the United States and various state jurisdictions and as of December 31, 2021, the Company is not currently under U.S. federal or state income tax examinations by tax authorities.

Tax Receivable Agreement Liability

In conjunction with the Business Combination, the Company also entered into a TRA with the Seller and Holdings. Pursuant to the TRA, the Company is required to pay Seller 85% of the amount of savings, if any, in U.S. federal, state, local and foreign income tax that the Company actually realizes as a result of (A) tax basis adjustments resulting from taxable exchanges of Class B common units of Holdings and Class V common stock of the Company acquired by the Company in exchange for Class A common stock of the Company and (B) tax deductions in respect of portions of certain payments made under the TRA. All such payments to the Seller are the obligations of the Company. As of December 31, 2021, there have been no exchanges of Class B common units of Holdings and Class V common stock of the Company for Class A common stock of the Company.

As of December 31, 2021, the Company has recorded a full valuation allowance against its net deferred tax assets as the realizability of the tax benefit is not at the more likely than not threshold. Since the benefit has not been recorded, the Company has determined that the TRA liability is not probable and therefore no TRA liability exists as of December 31, 2021.